Taxes on Income (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Taxes on Income (Details) [Line Items]
Effective tax rate	0.05%	0.08%
Unrecognized tax benefits (in Dollars)	$ 4,394,000		$ 3,840,000
Israeli [Member]
Taxes on Income (Details) [Line Items]
Corporate tax rate			23.00%
Net operating loss carryforwards (in Dollars)			$ 7,608
US subsidiary [Member]
Taxes on Income (Details) [Line Items]
Effective tax rate			21.00%